SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31,	December 31,	December 31,
	2014	2013	2012

Cash paid during the period for:
Interest	$8,169	$11,053	$5,270
Income taxes	$—	$—	$—

There were no significant non-cash transactions during the year ended December 31, 2014, or during the year ended December 31, 2013, nor during the year ended December 31, 2012.